Finance Expense	12 Months Ended
Mar. 31, 2022
Interest costs [Abstract]
Finance Expense[Text Block]

23. Finance Expense

Finance expenses were comprised of the following for the years ending:

	March 31, 2022	March 31, 2021
Interest on convertible loan	$3,289,959	$769,946
Interest on loans payable	172,804	207,678
Interest on lease liabilities	407,349	236,600
Total	$3,870,112	$1,214,224